LOANS (Details 4) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Credit quality indicators
Total loans	$ 379,125,628	$ 408,240,534
Pass
Credit quality indicators
Total loans	358,290,930	376,127,082
Special Mention
Credit quality indicators
Total loans	10,891,101	16,863,585
Substandard
Credit quality indicators
Total loans	9,531,358	14,359,724
Doubtful
Credit quality indicators
Total loans	412,239	890,143
Real estate loans
Credit quality indicators
Total loans	293,946,902	323,464,435
Real estate loans | Pass
Credit quality indicators
Total loans	274,172,524	292,677,066
Real estate loans | Special Mention
Credit quality indicators
Total loans	10,325,003	15,993,225
Real estate loans | Substandard
Credit quality indicators
Total loans	9,067,183	13,912,054
Real estate loans | Doubtful
Credit quality indicators
Total loans	382,192	882,090
Real estate loans | One-to-four family
Credit quality indicators
Total loans	118,884,453	112,350,393
Real estate loans | One-to-four family | Pass
Credit quality indicators
Total loans	115,491,532	108,197,672
Real estate loans | One-to-four family | Special Mention
Credit quality indicators
Total loans	1,672,820	1,882,095
Real estate loans | One-to-four family | Substandard
Credit quality indicators
Total loans	1,367,925	1,763,954
Real estate loans | One-to-four family | Doubtful
Credit quality indicators
Total loans	352,176	506,672
Real estate loans | Multi-family
Credit quality indicators
Total loans	40,262,269	42,203,212
Real estate loans | Multi-family | Pass
Credit quality indicators
Total loans	35,412,469	36,428,424
Real estate loans | Multi-family | Special Mention
Credit quality indicators
Total loans	2,749,736	2,769,017
Real estate loans | Multi-family | Substandard
Credit quality indicators
Total loans	2,100,064	3,005,771
Real estate loans | Commercial
Credit quality indicators
Total loans	120,839,112	138,766,873
Real estate loans | Commercial | Pass
Credit quality indicators
Total loans	110,571,786	121,242,335
Real estate loans | Commercial | Special Mention
Credit quality indicators
Total loans	5,902,447	11,221,414
Real estate loans | Commercial | Substandard
Credit quality indicators
Total loans	4,334,863	6,303,124
Real estate loans | Commercial | Doubtful
Credit quality indicators
Total loans	30,016
Real estate loans | Construction and land
Credit quality indicators
Total loans	13,961,068	30,143,957
Real estate loans | Construction and land | Pass
Credit quality indicators
Total loans	12,696,737	26,808,635
Real estate loans | Construction and land | Special Mention
Credit quality indicators
Total loans		120,699
Real estate loans | Construction and land | Substandard
Credit quality indicators
Total loans	1,264,331	2,839,205
Real estate loans | Construction and land | Doubtful
Credit quality indicators
Total loans		375,418
Commercial business
Credit quality indicators
Total loans	71,940,431	71,251,082
Commercial business | Pass
Credit quality indicators
Total loans	71,074,289	70,155,966
Commercial business | Special Mention
Credit quality indicators
Total loans	534,368	834,657
Commercial business | Substandard
Credit quality indicators
Total loans	331,774	257,897
Commercial business | Doubtful
Credit quality indicators
Total loans		2,562
Consumer
Credit quality indicators
Total loans	13,238,295	13,525,017
Consumer | Pass
Credit quality indicators
Total loans	13,044,117	13,294,050
Consumer | Special Mention
Credit quality indicators
Total loans	31,730	35,703
Consumer | Substandard
Credit quality indicators
Total loans	132,401	189,773
Consumer | Doubtful
Credit quality indicators
Total loans	30,047	5,491
Consumer | Home equity
Credit quality indicators
Total loans	11,712,701	12,062,108
Consumer | Home equity | Pass
Credit quality indicators
Total loans	11,518,523	11,840,875
Consumer | Home equity | Special Mention
Credit quality indicators
Total loans	31,730	35,703
Consumer | Home equity | Substandard
Credit quality indicators
Total loans	132,401	185,530
Consumer | Home equity | Doubtful
Credit quality indicators
Total loans	30,047
Consumer | Automobile and other
Credit quality indicators
Total loans	1,525,594	1,462,909
Consumer | Automobile and other | Pass
Credit quality indicators
Total loans	1,525,594	1,453,175
Consumer | Automobile and other | Substandard
Credit quality indicators
Total loans		4,243
Consumer | Automobile and other | Doubtful
Credit quality indicators
Total loans		$ 5,491